UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: Two International Place
         24th Floor
         Boston, MA  02110

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

 /s/ Alex Sacerdote     Boston, MA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $171,387 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTUATE CORP                   COM              00508B102      592   100995 SH       Sole                   100995
ALTERA CORP                    COM              021441100     2838    76504 SH       Sole                    76504
APPLE INC                      COM              037833100    39048    96416 SH       Sole                    96416
BROADSOFT INC                  COM              11133B409     4105   135924 SH       Sole                   135924
COINSTAR INC                   COM              19259P300     2946    64559 SH       Sole                    64559
DELL INC                       COM              24702R101     6430   439489 SH       Sole                   439489
DILLARDS INC                   CL A             254067101     6021   134162 SH       Sole                   134162
E M C CORP MASS                COM              268648102    11758   545875 SH       Sole                   545875
GOOGLE INC                     CL A             38259P508    19062    29513 SH       Sole                    29513
HOMEAWAY INC                   COM              43739Q100     4357   187393 SH       Sole                   187393
INCONTACT INC                  COM              45336E109     3980   898409 SH       Sole                   898409
INPHI CORP                     COM              45772F107     1749   146242 SH       Sole                   146242
INTEL CORP                     COM              458140100     2861   117994 SH       Sole                   117994
INTERACTIVE INTELLIGENCE GRO   COM              45841V109     8112   353914 SH       Sole                   353914
JIAYUAN COM INTL LTD           SPONSORED ADR    477374102     4205   720040 SH       Sole                   720040
KEYNOTE SYS INC                COM              493308100     2703   131585 SH       Sole                   131585
LINKEDIN CORP                  COM CL A         53578A108     3713    58922 SH       Sole                    58922
LTX-CREDENCE CORP              COM NEW          502403207     3668   685661 SH       Sole                   685661
MELCO CROWN ENTMT LTD          ADR              585464100     3260   338895 SH       Sole                   338895
MICROSTRATEGY INC              CL A NEW         594972408     2498    23060 SH       Sole                    23060
OCH ZIFF CAP MGMT GROUP        CL A             67551U105     2926   347919 SH       Sole                   347919
ON SEMICONDUCTOR CORP          COM              682189105     8204  1062649 SH       Sole                  1062649
OPENTABLE INC                  COM              68372A104     6023   153915 SH       Sole                   153915
OPNET TECHNOLOGIES INC         COM              683757108     4258   116106 SH       Sole                   116106
ORACLE CORP                    COM              68389X105     2734   106595 SH       Sole                   106595
PEGASYSTEMS INC                COM              705573103     2087    70976 SH       Sole                    70976
PRICELINE COM INC              COM NEW          741503403     4276     9142 SH       Sole                     9142
RADWARE LTD                    ORD              M81873107     4199   143550 SH       Sole                   143550
VISHAY INTERTECHNOLOGY INC     COM              928298108     2774   308581 SH       Sole                   308581